ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses	$ 2,597	$ 2,172
Salary and welfare payable	1,823	1,414
Tuition fee payables to government agencies	2,765	965
Remuneration payable to lecturers	1,883	1,523
Uncertain income tax liabilities (Note 18)	173	170
Other payable	395	270
Accrued Liabilities and Other Liabilities, Total	$ 9,636	$ 6,514